Capital management and fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Capital management and fair values of financial instruments
Summary of regulatory capital and capital maintenance requirement

	12/31/2021	12/31/2020	12/31/2019
Reference Equity (RE)	7,955,238	3,077,952	2,123,127
Reference Equity - Tier 1 (RE tier I)	7,955,238	3,077,952	2,123,127
Common equity Tier 1 (CET1)	7,955,238	3,077,952	2,123,127
Risk-Weighed Assets - RWA	17,953,263	9,643,109	5,388,262
RWA for Credit Risk by Standardized Approach - RWACPAD	16,198,394	8,064,303	4,102,332
RWA for Market Risk- RWAMPAD	323,581	476,759	565,751
RWA fpr Operational Risk By Standardized Approach - RWAOPAD	1,431,287	1,102,047	720,179
Capital Requirement
Minimum Main Capital Required for RWA	807,897	433,940	242,472
Minimum Required Reference Equity Level I for RWA	1,077,196	578,587	323,296
Minimum Required Reference Equity for RWA	1,436,261	771,449	431,061
Margin on Capital Requirements
Margin on Required Main Capital	7,147,341	2,644,013	1,880,655
Margin on Required Reference Equity Level I	6,878,042	2,499,366	1,799,831
Common equity tier 1 capital index (CET1/RWA)	44.3%	31.9%	39.4%
Tier 1 capital index (RED tier I / RWA)	44.3%	31.9%	39.4%
Basel index (RE / RWA)	44.3%	31.9%	39.4%

Summary of financial assets and liabilities according to the accounting classification

	Accounting value					Fair value
				Financial
	Fair value	Fair value other		liabilities at
	through	comprehensive	Amortized	amortized
	profit or loss	income	cost	cost	Total	Level 1	Level 2	Level 3	Total
On December 31, 2021;
Financial assets
Cash and cash equivalents	—	—	500,446	—	500,446	—	—	—	—
Amounts due from financial institutions	—	—	2,051,862	—	2,051,862	—	—	—	—
Loans and advances to customers	—	—	17,216,362	—	17,216,362	—	—	—	—
Securities	778,417	11,137,938	841,332	—	12,757,687	—	11,914,753	—	11,914,753
Derivative financial instruments	86,948	—	—	—	86,948	—	86,948	—	86,948
Other assets(*)	—	—	792,735	—	792,735	—	—	77,387	77,387
Total financial assets	865,365	11,137,938	21,402,736	—	33,406,040	—	12,001,701	77,387	12,079,088
Financial liabilities
Liabilities with financial institutions	—	—	—	5,341,464	5,341,464	—	—	—	—
Liabilities with customers	—	—	—	18,333,543	18,333,543	—	—	—	—
Securities issued	—	—	—	3,572,093	3,572,093	—	—	—	—
Derivative financial instruments	66,545	—	—	—	66,545	—	66,545	—	66,545
Borrowing and onlending	—	—	—	25,071	25,071	—	—	—	—
Other liabilities	—	—	—	617,349	617,349	—	—	—	—
Total financial liabilities	66,545	—	—	27,889,520	27,956,065	—	66,545	—	66,545
(*)

The financial assets classified as “Level 3”, consists substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”), to Wiz Soluções e Corretagem de Seguros S.A. (“Wiz”) on May 8, 2019. The purchase and sale contract includes cash consideration of R$ 45,000 and contingent consideration to be paid based on Inter Seguros’ EBITDA in 2021, 2022, 2023 and 2024.

	Accounting value					Fair value
				Financial
	Fair value	Fair value other		liabilities at
	through	comprehensive	Amortized	amortized
	profit or loss	income	cost	cost	Total	Level 1	Level 2	Level 3	Total
On December 31, 2020;
Financial assets
Cash and cash equivalents	—	—	2,154,687	—	2,154,687	—	—	—	—
Amounts due from financial institutions	—	—	502,369	—	502,369	—	—	—	—
Compulsory deposits at Banco Central do Brasil	—	—	1,709,729	—	1,709,729	—	—	—	—
Loans and advances to customers	—	—	8,790,058	—	8,790,058	—	—	—	—
Securities	205,239	5,291,154	316,229	—	5,812,622	—	5,497,153	—	5,497,153
Derivative financial instruments	27,513	—	—	—	27,513	—	27,513	—	27,513
Other assets (*)	—	—	518,681	—	518,681	—	—	109,216	109,216
Total financial assets	232,752	5,291,154	13,991,753	—	19,515,659	—	5,524,666	109,216	5,633,882
Financial liabilities
Liabilities with financial institutions	—	—	—	1,756,913	1,756,913	—	—	—	—
Liabilities with customers	—	—	—	12,436,632	12,436,632	—	—	—	—
Securities issued	—	—	—	1,729,436	1,729,436	—	—	—	—
Derivative financial instruments	56,758	—	—	—	56,758	—	56,758	—	56,758
Borrowing and onlending	—	—	—	27,405	27,405	—	—	—	—
Other liabilities	—	—	—	475,420	475,420	—	—	—	—
Total financial liabilities	56,758	—	—	16,425,806	16,482,564	—	56,758	—	56,758
(*)

The financial assets classified as “Level 3”, consists substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”), to Wiz Soluções e Corretagem de Seguros S.A. (“Wiz”) on May 8, 2019. The purchase and sale contract includes cash consideration of R$ 45,000 and contingent consideration to be paid based on Inter Seguros’ EBITDA in 2021, 2022, 2023 and 2024.

	Accounting value					Fair value
				Financial
	Fair value by	Fair value other		liabilities at
	means of	comprehensive	Amortized	amortized
	income	income	cost	cost	Total	Level 1	Level 2	Level 3	Total
On December 31, 2019;
Financial assets
Cash and cash equivalents	—	—	3,114,789	—	3,114,789	—	—	—	—
Amounts due from financial institutions	—	—	648,377	—	648,377	—	—	—	—
Loans and advances to customers	—	—	4,777,387	—	4,777,387	—	—	—	—
Securities	705,007	450,087	—	—	1,155,094	—	1,155,094	—	1,155,094
Other assets	—	—	192,054	—	192,054	—	—	—	—
Total financial assets	705,007	450,087	8,732,607	—	9,887,701	—	1,155,094	—	1,155,094
Financial liabilities
Liabilities with financial institutions	—	—	—	1,152,492	1,152,492	—	—	—	—
Liabilities with customers	—	—	—	4,714,439	4,714,439	—	—	—	—
Securities issued	—	—	—	1,719,580	1,719,580	—	—	—	—
Derivative financial instruments	20,941	—	—	—	20,941	—	20,941	—	20,941
Borrowing and onlending	—	—	—	29,800	29,800	—	—	—	—
Other liabilities	—	—	—	216,115	216,115	—	—	—	—
Total financial liabilities	20,941	—	—	7,832,426	7,853,367	—	20,941	—	20,941